Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 363,000	$ 32,000	$ 161,000
Taxes recoverable	12,000	12,000	347,000
Total Current Assets	375,000	44,000	639,000
Intangible assets, net	37,041,000	37,518,000	1,554,000
Goodwill	18,964,000	18,964,000	241,000
Long-term prepaid expenses	518,000	518,000	518,000
Total Assets	56,898,000	57,044,000	7,727,000
Current Liabilities
Accounts payable	6,867,000	6,621,000	9,799,000
Accrued liabilities	3,778,000	3,779,000	2,371,000
Convertible note measured at fair value	732,000	9,900,000	1,702,000
Short term convertible and non-convertible promissory notes, net of debt issuance costs	6,766,000	6,161,000	24,851,000
Other payables	7,561,000	7,561,000
Total Current Liabilities	25,766,000	34,022,000	39,576,000
Total Liabilities	25,766,000	34,022,000	41,612,000
Temporary Equity
Series D Convertible Preferred stock subject to Put Option. 1,150 shares issued and outstanding as of March 31, 2026 and zero as of December 31, 2025	451,000
Shareholders' Equity / (Deficit)
Common stock, $0.0001 par value, 2 billoin authorized as of December 31, 2025 and 300 million authorized as of December 31, 2024; 724,658 issued and outstanding as of December 31, 2025 and 25,189 issued and outstanding as of December 31, 2024.	0	0	0
Additional paid in capital	33,712,000	33,712,000	35,927,000
Foreign currency translation reserve	(2,450,000)	(2,473,000)	(2,679,000)
Accumulated deficit	(73,699,000)	(73,619,000)	(67,133,000)
Shareholders’ Equity / (Deficit) attributable to Alternus Clean Energy Inc.	11,902,000	3,431,000	(33,885,000)
Noncontrolling interest	18,779,000	19,591,000	0
Total Shareholders' Equity / (Deficit)	30,681,000	23,022,000	(33,885,000)
Total Liabilities and Shareholders' Equity / (Deficit)	56,898,000	57,044,000	7,727,000
Series D Preferred Stock [Member]
Current Liabilities
Put Option Liability (Series D)	62,000	0
Shareholders' Equity / (Deficit)
Preferred stock	6,148,000	0
Series D Convertible Preferred Stock [Member]
Temporary Equity
Series D Convertible Preferred stock subject to Put Option. 1,150 shares issued and outstanding as of March 31, 2026 and zero as of December 31, 2025	451,000	0
Series A Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	60,000	60,000	0
Series B Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	42,920,000	42,920,000	0
Series C Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	4,692,000	2,831,000	$ 0
Series E Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	$ 519,000	$ 0